American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
July 31, 2023

Growth Fund - Schedule of Investments
JULY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 0.8%
Lockheed Martin Corp.	247,340	110,405,156
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., Class B	475,861	89,047,869
Automobile Components — 0.6%
Aptiv PLC(1)	712,037	77,960,931
Automobiles — 2.7%
Tesla, Inc.(1)	1,305,318	349,081,193
Beverages — 1.2%
PepsiCo, Inc.	856,317	160,525,185
Biotechnology — 3.0%
AbbVie, Inc.	1,867,979	279,412,299
Vertex Pharmaceuticals, Inc.(1)	322,826	113,744,513
		393,156,812
Broadline Retail — 4.9%
Amazon.com, Inc.(1)	4,764,137	636,869,834
Building Products — 0.4%
Trex Co., Inc.(1)	738,229	51,041,153
Capital Markets — 0.8%
S&P Global, Inc.	251,241	99,117,087
Chemicals — 0.7%
Air Products & Chemicals, Inc.	301,089	91,931,504
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	127,618	71,551,584
Sysco Corp.	723,214	55,188,461
Target Corp.	728,028	99,353,981
		226,094,026
Electrical Equipment — 0.8%
Eaton Corp. PLC	328,951	67,540,219
Generac Holdings, Inc.(1)	269,454	41,415,080
		108,955,299
Electronic Equipment, Instruments and Components — 1.3%
CDW Corp.	477,915	89,403,559
Keysight Technologies, Inc.(1)	504,813	81,315,278
		170,718,837
Energy Equipment and Services — 0.4%
Schlumberger NV	833,313	48,615,480
Entertainment — 0.7%
Liberty Media Corp.-Liberty Formula One, Class C(1)	853,527	61,966,060
Take-Two Interactive Software, Inc.(1)	208,517	31,890,590
		93,856,650
Financial Services — 4.9%
Adyen NV(1)	7,043	13,085,441
Block, Inc.(1)	166,360	13,396,971
Mastercard, Inc., Class A	179,319	70,701,895
Visa, Inc., Class A	2,301,498	547,135,120
		644,319,427
Food Products — 0.6%
Mondelez International, Inc., Class A	871,224	64,583,835
Vital Farms, Inc.(1)	975,643	11,415,023
		75,998,858

Ground Transportation — 1.8%
Uber Technologies, Inc.(1)	2,575,698	127,394,023
Union Pacific Corp.	458,653	106,416,669
		233,810,692
Health Care Equipment and Supplies — 1.9%
DexCom, Inc.(1)	581,583	72,441,979
IDEXX Laboratories, Inc.(1)	93,947	52,115,219
Intuitive Surgical, Inc.(1)	274,711	89,116,248
Shockwave Medical, Inc.(1)	109,711	28,590,687
		242,264,133
Health Care Providers and Services — 3.1%
Cigna Group	415,416	122,589,262
UnitedHealth Group, Inc.	565,307	286,254,505
		408,843,767
Hotels, Restaurants and Leisure — 2.6%
Airbnb, Inc., Class A(1)	463,217	70,496,995
Chipotle Mexican Grill, Inc.(1)	43,538	85,433,747
Dutch Bros, Inc., Class A(1)(2)	383,483	11,891,808
Expedia Group, Inc.(1)	342,343	41,947,288
Starbucks Corp.	1,327,227	134,806,446
		344,576,284
Household Products — 0.6%
Procter & Gamble Co.	534,394	83,525,782
Insurance — 0.7%
Progressive Corp.	706,949	89,061,435
Interactive Media and Services — 11.0%
Alphabet, Inc., Class A(1)	7,500,380	995,450,434
Meta Platforms, Inc., Class A(1)	1,395,485	444,601,521
		1,440,051,955
IT Services — 2.6%
Accenture PLC, Class A	642,698	203,317,512
Okta, Inc.(1)	556,442	42,768,132
Snowflake, Inc., Class A(1)	358,036	63,626,578
Twilio, Inc., Class A(1)	504,841	33,334,651
		343,046,873
Life Sciences Tools and Services — 0.7%
Agilent Technologies, Inc.	518,829	63,177,807
Repligen Corp.(1)	131,537	22,566,488
		85,744,295
Machinery — 0.6%
Parker-Hannifin Corp.	100,707	41,290,877
Xylem, Inc.	305,444	34,438,811
		75,729,688
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	156,193	28,114,740
Pharmaceuticals — 3.5%
Eli Lilly & Co.	542,338	246,519,738
Novo Nordisk A/S, B Shares	604,730	97,514,039
Zoetis, Inc.	573,390	107,848,925
		451,882,702
Professional Services — 0.1%
Paycor HCM, Inc.(1)	486,219	13,059,842
Semiconductors and Semiconductor Equipment — 9.9%
Advanced Micro Devices, Inc.(1)	1,297,033	148,380,575
Analog Devices, Inc.	419,176	83,638,187

Applied Materials, Inc.	883,808	133,976,455
ASML Holding NV	169,053	121,087,386
GLOBALFOUNDRIES, Inc.(1)(2)	415,670	26,474,022
NVIDIA Corp.	1,656,500	774,065,885
		1,287,622,510
Software — 18.2%
Cadence Design Systems, Inc.(1)	517,305	121,054,543
Crowdstrike Holdings, Inc., Class A(1)	570,434	92,216,360
Datadog, Inc., Class A(1)	785,487	91,682,043
Microsoft Corp.	5,093,323	1,710,949,062
PagerDuty, Inc.(1)	1,550,926	40,200,002
Salesforce, Inc.(1)	565,125	127,158,776
Splunk, Inc.(1)	744,266	80,626,336
Workday, Inc., Class A(1)	458,935	108,827,257
		2,372,714,379
Specialized REITs — 0.6%
Equinix, Inc.	95,059	76,990,185
Specialty Retail — 3.3%
CarMax, Inc.(1)	381,599	31,523,893
Home Depot, Inc.	648,888	216,624,770
Ross Stores, Inc.	475,992	54,567,723
TJX Cos., Inc.	1,406,017	121,662,651
		424,379,037
Technology Hardware, Storage and Peripherals — 10.9%
Apple, Inc.	7,237,630	1,421,832,414
Textiles, Apparel and Luxury Goods — 0.9%
Deckers Outdoor Corp.(1)	82,601	44,909,338
NIKE, Inc., Class B	664,027	73,301,940
		118,211,278
TOTAL COMMON STOCKS (Cost $6,004,999,026)		12,969,157,292
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	112,548	112,548
State Street Navigator Securities Lending Government Money Market Portfolio(3)	27,886,612	27,886,612
		27,999,160
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 4.50%, 8/15/39 - 2/15/51, valued at $14,626,424), in a joint trading account at 5.27%, dated 7/31/23, due 8/1/23 (Delivery value $14,316,236)		14,314,141
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.125%, 1/15/33, valued at $66,399,002), at 5.28%, dated 7/31/23, due 8/1/23 (Delivery value $65,106,548)		65,097,000
		79,411,141
TOTAL SHORT-TERM INVESTMENTS (Cost $107,410,301)		107,410,301
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $6,112,409,327)		13,076,567,593
OTHER ASSETS AND LIABILITIES — (0.2)%		(29,080,042)
TOTAL NET ASSETS — 100.0%		$13,047,487,551

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,534,395	USD	4,994,772	Bank of America N.A.	9/29/23	$4,930
EUR	2,924,532	USD	3,291,092	Bank of America N.A.	9/29/23	(66,453)
EUR	2,559,665	USD	2,855,499	Morgan Stanley	9/29/23	(33,167)
EUR	4,569,503	USD	5,097,376	Morgan Stanley	9/29/23	(58,964)
USD	26,380,855	EUR	24,044,302	Bank of America N.A.	9/29/23	(130,808)
USD	51,165,129	EUR	46,676,698	JPMorgan Chase Bank N.A.	9/29/23	(301,405)
USD	3,787,073	EUR	3,358,868	JPMorgan Chase Bank N.A.	9/29/23	83,527
USD	3,574,461	EUR	3,170,656	JPMorgan Chase Bank N.A.	9/29/23	78,441
USD	11,090,743	EUR	10,050,224	JPMorgan Chase Bank N.A.	9/29/23	9,193
USD	26,382,803	EUR	24,044,302	Morgan Stanley	9/29/23	(128,861)
USD	2,628,954	EUR	2,398,569	Morgan Stanley	9/29/23	(15,750)
USD	5,196,960	EUR	4,698,828	Morgan Stanley	9/29/23	15,951
						$(543,366)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
NASDAQ 100 E-Mini	159	September 2023	$50,426,850	$106,765
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $27,293,507. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $27,886,612.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$12,737,470,426	$231,686,866	—
Short-Term Investments	27,999,160	79,411,141	—
	$12,765,469,586	$311,098,007	—
Other Financial Instruments
Futures Contracts	$106,765	—	—
Forward Foreign Currency Exchange Contracts	—	$192,042	—
	$106,765	$192,042	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$735,408	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.